Equity-based compensation - Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	714,582	690,187	849,670
Weighted average remaining contractual life of outstanding share options	6 years 1 month 6 days
Weighted average exercise price (in CAD per share) | $ / shares	$ 98.52	$ 95.42	$ 83.59
Number of share options exercisable in share-based payment arrangement | shares	426,863	366,732
Weighted average exercise price of shares exercisable (in CAD per share) | $ / shares	$ 90.86	$ 85.47
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	52,967
Weighted average remaining contractual life of outstanding share options	2 years 1 month 6 days
Weighted average exercise price (in CAD per share) | $ / shares	$ 52.41
Number of share options exercisable in share-based payment arrangement | shares	52,967
Weighted average exercise price of shares exercisable (in CAD per share) | $ / shares	$ 52.41
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	101,753
Weighted average remaining contractual life of outstanding share options	3 years 7 months 6 days
Weighted average exercise price (in CAD per share) | $ / shares	$ 67.82
Number of share options exercisable in share-based payment arrangement | shares	101,753
Weighted average exercise price of shares exercisable (in CAD per share) | $ / shares	$ 67.82
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	110,429
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days
Weighted average exercise price (in CAD per share) | $ / shares	$ 90.89
Number of share options exercisable in share-based payment arrangement | shares	93,528
Weighted average exercise price of shares exercisable (in CAD per share) | $ / shares	$ 90.55
Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	449,433
Weighted average remaining contractual life of outstanding share options	7 years 6 months
Weighted average exercise price (in CAD per share) | $ / shares	$ 112.78
Number of share options exercisable in share-based payment arrangement | shares	178,615
Weighted average exercise price of shares exercisable (in CAD per share) | $ / shares	$ 115.55